UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21842


                      First Trust Strategic High Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2016 - June 30, 2017
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


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EV ENERGY PARTNERS, L.P.

Ticker:       EVEP           Security ID:  26926V107
Meeting Date: AUG 30, 2016   Meeting Type: Special
Record Date:  JUL 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       Against      Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Adjourn Meeting                         For       Against      Management


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FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 11, 2017   Meeting Type: Annual
Record Date:  MAR 15, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Stephen G. Butler        For       For          Management
1b    Elect Director Kimberly A. Casiano      For       For          Management
1c    Elect Director Anthony F. Earley, Jr.   For       For          Management
1d    Elect Director Mark Fields              For       For          Management
1e    Elect Director Edsel B. Ford, II        For       For          Management
1f    Elect Director William Clay Ford, Jr.   For       For          Management
1g    Elect Director William W. Helman, IV    For       For          Management
1h    Elect Director Jon M. Huntsman, Jr.     For       For          Management
1i    Elect Director William E. Kennard       For       For          Management
1j    Elect Director John C. Lechleiter       For       For          Management
1k    Elect Director Ellen R. Marram          For       For          Management
1l    Elect Director John L. Thornton         For       For          Management
1m    Elect Director Lynn M. Vojvodich        For       For          Management
1n    Elect Director John S. Weinberg         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
6     Report on Lobbying Payments and Policy  Against   For          Shareholder


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GENERAL ELECTRIC COMPANY

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 26, 2017   Meeting Type: Annual
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Sebastien M. Bazin       For       For          Management
2     Elect Director W. Geoffrey Beattie      For       For          Management
3     Elect Director John J. Brennan          For       For          Management
4     Elect Director Francisco D'Souza        For       For          Management
5     Elect Director Marijn E. Dekkers        For       For          Management
6     Elect Director Peter B. Henry           For       For          Management
7     Elect Director Susan J. Hockfield       For       For          Management
8     Elect Director Jeffrey R. Immelt        For       For          Management
9     Elect Director Andrea Jung              For       For          Management
10    Elect Director Robert W. Lane           For       For          Management
11    Elect Director Risa Lavizzo-Mourey      For       For          Management
12    Elect Director Rochelle B. Lazarus      For       For          Management
13    Elect Director Lowell C. McAdam         For       For          Management
14    Elect Director Steven M. Mollenkopf     For       For          Management
15    Elect Director James J. Mulva           For       For          Management
16    Elect Director James E. Rohr            For       For          Management
17    Elect Director Mary L. Schapiro         For       For          Management
18    Elect Director James S. Tisch           For       For          Management
19    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
20    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
21    Amend Omnibus Stock Plan                For       For          Management
22    Approve Material Terms of Senior        For       For          Management
      Officer Performance Goals
23    Ratify KPMG LLP as Auditors             For       For          Management
24    Report on Lobbying Payments and Policy  Against   For          Shareholder
25    Require Independent Board Chairman      Against   Against      Shareholder
26    Restore or Provide for Cumulative       Against   Against      Shareholder
      Voting
27    Report on Charitable Contributions      Against   Against      Shareholder


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ION GEOPHYSICAL CORPORATION

Ticker:       IO             Security ID:  462044207
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  MAR 31, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael C. Jennings      For       For          Management
1.2   Elect Director John N. Seitz            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Grant Thornton LLP as Auditors   For       For          Management


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VISTRA ENERGY CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date:  MAR 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gavin R. Baiera          For       For          Management
1.2   Elect Director Curtis A. Morgan         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST STRATEGIC HIGH INCOME FUND II
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By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       July 21, 2017
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* Print the name and title of each signing officer under his or her signature.